Basis of Accounting	6 Months Ended
Jun. 30, 2018
Basis of Accounting [Abstract]
BASIS OF ACCOUNTING
3.	BASIS OF ACCOUNTING

These interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and should be read in conjunction with the Company’s last annual consolidated financial statements as at and for the year ended December 31, 2017 (‘last annual financial statements’). They do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual financial statements.

This is the first set of the Company’s financial statements where IFRS 15 and IFRS 9 have been applied. Changes to significant accounting policies are described in Note 4.